Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Risk Management
Exposure commercial and industrial	R$ 246,928,346	R$ 241,177,143
Probability of default Commercial and industrial	6.00%	5.00%
Default loss Commercial and industrial	43.00%	39.00%
Exposure Real Estate Credit - construction	R$ 70,157,866	R$ 64,820,223
Probability of default Real Estate Credit - construction	10.00%	10.00%
Default loss Real Estate Credit - construction	9.00%	9.00%
Exposure Real Estate Credit - construction	R$ 281,358,798	R$ 290,347,271
Probability of default Individual loans	12.00%	10.00%
Default loss Individual loans	54.00%	62.00%
Exposure Leasing	R$ 3,594,979	R$ 3,343,207
Probability of default Leasing	2.00%	2.00%
Default loss Leasing	42.00%	42.00%